Investments (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	$ 35	$ 46	$ 71
Realized - impairments	(51)	(11)	(3)
Fixed maturities [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	24	32	26
Realized - impairments	(28)	(8)	(4)
Change in unrealized	(698)	465	(763)
Equity securities [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	17	16	45
Realized - impairments	(36)	(8)	0
Change in unrealized	(49)	6	20
Mortgage Loans And Other Investments [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(1)	0	0
Realized - impairments	(2)	0	(2)
Change in unrealized	0	0	0
Other, Including DPAC on Annuities [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(5)	(2)	0
Realized - impairments	15	5	3
Change in unrealized	320	(222)	394
Total Pretax [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	35	46	71
Realized - impairments	(51)	(11)	(3)
Change in unrealized	(427)	249	(349)
Tax Effects [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(12)	(16)	(25)
Realized - impairments	18	4	1
Change in unrealized	149	(87)	122
Marketable Securities [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	23	30	46
Realized - impairments	(33)	(7)	(2)
Change in unrealized	$ (278)	$ 162	$ (227)